SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Balance, opening	$ (86,016)	$ (87,058)	$ (82,867)
Interest costs	(1,404)	(1,964)	(1,306)
Current service cost	(4,302)	(6,023)	(6,391)
Actuary loss for change of assumptions	2,741	3,835	6,223
Translation differences		5,194	(2,717)
Balance, ending	(81,402)	(86,016)	$ (87,058)
Translation differences	$ 7,579	$ 5,194